Prospectus Supplement May 1, 2025

For the most recent prospectuses of the following funds (as supplemented to date):

AMCAP Fund® (AMCAP)

American Balanced Fund® (AMBAL)

American Funds® Developing World Growth and Income Fund (DWGI)
American Funds Corporate Bond Fund® (CBF)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds® Global Balanced Fund (GBAL)

American Funds® Global Insight Fund (GIF)

American Funds Inflation Linked Bond Fund® (ILBF)
American Funds® International Vantage Fund (IVE)

American Funds Mortgage Fund® (AFMF)

American Funds® Multi-Sector Income Fund (MSI)

American Funds® Strategic Bond Fund (SBF)
American Funds® U.S. Government Money Market Fund (MMF)

American Funds® U.S Small and Mid Cap Equity Fund (SMID)
American High-Income Trust® (AHIT)

American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

Capital World Growth and Income Fund® (WGI)

EuroPacific Growth Fund® (EUPAC)

Fundamental Investors® (FI)

The Growth Fund of America® (GFA)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

International Growth and Income Fund (IGI)

The Investment Company of America® (ICA)

The New Economy Fund® (NEF)

New Perspective Fund® (NPF)

New World Fund® (NWF)

Short-Term Bond Fund of America® (STBF)

SMALLCAP World Fund® (SCWF)

U.S. Government Securities Fund® (GVT)

Washington Mutual Investors Fund (WMIF)

Changes apply to all funds unless otherwise noted below.

1.	The prospectus for all of the funds listed above, with the exception of MMF, is amended to state that shares of Capital Group KKR Public-Private+ Funds (the “PPS Funds”) are eligible to be aggregated with shares of the American Funds to reduce sales charges paid on Class A and Class 529-A shares of the American Funds or Class A shares of the PPS Funds, unless otherwise provided in the prospectus. Class A-2 shares of PPS Funds are not eligible for aggregation with shares of the American Funds.

2.	The prospectus for all of the funds listed above, with the exception of MMF, is amended to state that, effective June 2, 2025, shares of Emerging Markets Equities Fund, Inc. (formerly known as Emerging Markets Growth Fund, Inc.) will be eligible to be aggregated with shares of the American Funds or the PPS Funds to reduce sales charges paid on Class A shares or Class 529-A shares of the American Funds or the PPS Funds (as applicable), unless otherwise provided in the prospectus and statement of additional information. Class A-2 shares of PPS Funds are not eligible for aggregation with shares of the American Funds or Emerging Markets Equities Fund.

3.	The third paragraph under the subheading “Purchases by employer-sponsored retirement plans” in the “Purchase, exchange and sale of shares” section of the prospectus for all of the funds listed above, with the exception of MMF, is amended to read as follows:

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases at the net asset value breakpoint in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

4.	The third paragraph under the subheading “Purchases by employer-sponsored retirement plans” in the “Purchase, exchange and sale of shares” section of the prospectus for MMF is amended to read as follows:

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases at the net asset value breakpoint in American Funds Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge.

5. The bullet item under “Exchanging Share Classes” under “Edward D. Jones & Co., L.P. (“Edward Jones”)” in the “Appendix” section of the prospectus is amended to read as follows:

Exchanging Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund, or Class R-4 shares for retirement plans, so long as the shareholder is eligible to purchase the Class A or R-4 shares pursuant to the prospectus.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-615-0525P CGD/AFD/10039-S108711

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY
/s/	JULIE E. LAWTON
JULIE E. LAWTON
SECRETARY
/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

Statement of Additional Information Supplement May 1, 2025

For the most recent statements of additional information of the following funds (as supplemented to date):

AMCAP Fund® (AMCAP)

American Balanced Fund® (AMBAL)

American Funds Corporate Bond Fund® (CBF)

American Funds® Developing World Growth and Income Fund (DWGI)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds® Global Balanced Fund (GBAL)

American Funds® Global Insight Fund (GIF)

American Funds Inflation Linked Bond Fund® (ILBF)

American Funds® International Vantage Fund (IVE)

American Funds Mortgage Fund® (AFMF)

American Funds® Multi-Sector Income Fund (MSI)

American Funds® Strategic Bond Fund (SBF)

American Funds® U.S Small and Mid Cap Equity Fund (SMID)

American High-Income Trust® (AHIT)

American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

Capital World Growth and Income Fund® (WGI)

EuroPacific Growth Fund® (EUPAC)

Fundamental Investors® (FI)

The Growth Fund of America® (GFA)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

International Growth and Income Fund (IGI)

The Investment Company of America® (ICA)

The New Economy Fund® (NEF)

New Perspective Fund® (NPF)

New World Fund® (NWF)

Short-Term Bond Fund of America® (STBF)

SMALLCAP World Fund® (SCWF)

U.S. Government Securities Fund® (GVT)
Washington Mutual Investors Fund (WMIF)

Changes apply to all funds unless otherwise noted.

1. The statement of additional information is amended to state that shares of Capital Group KKR Public-Private+ Funds (the “PPS Funds”) are eligible to be aggregated with shares of the American Funds to reduce sales charges paid on Class A and Class 529-A shares of the American Funds or Class A shares of the PPS Funds, unless otherwise provided in the statement of additional information. Class A-2 shares of PPS Funds are not eligible for aggregation with shares of the American Funds.

2. The statement of additional information is amended to state that, effective June 2, 2025, shares of Emerging Markets Equities Fund, Inc. (formerly known as Emerging Markets Growth Fund, Inc.) will be eligible to be aggregated with shares of the American Funds or the PPS Funds to reduce sales charges paid on Class A shares or Class 529-A shares of the American Funds or the PPS Funds (as applicable), unless otherwise provided in the statement of additional information. Class A-2 shares of PPS Funds are not eligible for aggregation with shares of the American Funds or Emerging Markets Equities Fund.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-619-0525O CGD/10149-S108718